Critical accounting estimates and judgments - Summary of Key Assumptions (Details)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Disclosure of information for cash-generating units [line items]
Future pricing increases as a percentage	3.00%	1.00%
Future cost increases as a percentage	3.00%	1.00%
Discount rates	6.22%	6.50%
Perpetuity growth rate	2.00%	2.00%
UMA
Disclosure of information for cash-generating units [line items]
Financial projections (in years)	4 years	4 years
AVI
Disclosure of information for cash-generating units [line items]
Financial projections (in years)	7 years	7 years
Bottom of range
Disclosure of information for cash-generating units [line items]
Yield average growth rates	0.00%	0.00%
Top of range
Disclosure of information for cash-generating units [line items]
Yield average growth rates	1.00%	1.00%